Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense		$ 300	$ 400	$ 1,011	$ 1,006	$ 1,384	$ 1,067
Leasehold improvements gross		436		436		2,650	2,650
Accumulated depreciation related to those leasehold improvements		3,202		3,202		3,495	2,225
Property and equipment, net		$ 3,850		3,850		$ 5,163	$ 4,429
Gain loss on termination of lease				$ (108)
2016 Lease [Member]
Leasehold improvements gross	$ 2,700
Accumulated depreciation related to those leasehold improvements	1,300
Gain loss on termination of lease	(100)
2016 Lease [Member] | Leasehold Improvements [Member]
Property and equipment, net	$ 1,400